N-4	May 01, 2023 USD ($)
Prospectus:
Document Type	N-4
Entity Registrant Name	TIAA CREF LIFE SEPARATE ACCOUNT VA-1
Entity Central Index Key	0001067490
Entity Investment Company Type	N-4
Document Period End Date	Dec. 31, 2022
Amendment Flag	false
Fees and Expenses [Text Block]
IMPORTANT INFORMATION YOU
SHOULD
CONSIDER ABOUT THE CONTRACT

	FEES AND EXPENSES	Location in Prospectus
Charges for Early Withdrawals	None	Contract Options
Transaction Charges	None	Changing Investment Accounts and Income Change Methods

Ongoing Fees and Expenses (annual charges)
The table below describes the fees and expenses that you may pay each year
, depending on the options you choose. Please refer to your Contract specifications page for information about the specific fees you will pay each year
based on the options you have elected.

	Annual Fee	Minimum	Maximum
	Base Contract 1	0.60%	0.60%	The Contract Charges
	Investment Options (Underlying Fund fees and expenses) 2	0.09%	0.60%	Other Charges and Expenses Appendix A—Funds Available Under the Contract
	Optional benefits available for an additional charge (for single optional benefit, if elected) 3	None	None	Benefits Available Under the Contract
	1 Deducted daily as a percentage of average account value. 2 As a percentage of net assets. 3 There are no optional benefits available under the Contract.

Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year
, based on current charges. This estimate assumes that you do not take withdrawals from the Contract.

Lowest Annual Cost: $654	Highest Annual Cost: $1,112

Assumes:

•
   Investment of $100,000

•
   5% annual appreciation

•
   Least expensive combination of underlying fund fees and expenses

•
   No optional benefits

•
   No sales charges

•
   No additional purchase payments, transfers or withdrawals

Assumes:

•
   Investment of $100,000

•
   5% annual appreciation

•
   Most expensive combination of underlying fund fees and expenses

•
   No optional benefits
2

•
   No sales charges

•
   No additional purchase payments, transfers or withdrawals

There are no optional benefits available under the Contract.

Charges for Early Withdrawals [Text Block]	None
Transaction Charges [Text Block]	None
Ongoing Fees and Expenses [Table Text Block]

Ongoing Fees and Expenses (annual charges)
The table below describes the fees and expenses that you may pay each year
, depending on the options you choose. Please refer to your Contract specifications page for information about the specific fees you will pay each year
based on the options you have elected.

	Annual Fee	Minimum	Maximum
	Base Contract 1	0.60%	0.60%	The Contract Charges
	Investment Options (Underlying Fund fees and expenses) 2	0.09%	0.60%	Other Charges and Expenses Appendix A—Funds Available Under the Contract
	Optional benefits available for an additional charge (for single optional benefit, if elected) 3	None	None	Benefits Available Under the Contract
	1 Deducted daily as a percentage of average account value. 2 As a percentage of net assets. 3 There are no optional benefits available under the Contract.

Base Contract (of Average Annual Net Assets) (N-4) Minimum [Percent]	0.60%	[1]
Base Contract (of Average Annual Net Assets) (N-4) Maximum [Percent]	0.60%	[1]
Base Contract (N-4) Footnotes [Text Block]	Deducted daily as a percentage of average account value.
Investment Options (of Average Annual Net Assets) Minimum [Percent]	0.09%	[2]
Investment Options (of Average Annual Net Assets) Maximum [Percent]	0.60%	[2]
Investment Options Footnotes [Text Block]	As a percentage of net assets.
Optional Benefits Minimum [Percent]	0.00%	[3]
Optional Benefits Maximum [Percent]	0.00%	[3]
Optional Benefits Footnotes [Text Block]	There are no optional benefits available under the Contract.
Lowest and Highest Annual Cost [Table Text Block]

Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year
, based on current charges. This estimate assumes that you do not take withdrawals from the Contract.

Lowest Annual Cost: $654	Highest Annual Cost: $1,112

Assumes:

•
   Investment of $100,000

•
   5% annual appreciation

•
   Least expensive combination of underlying fund fees and expenses

•
   No optional benefits

•
   No sales charges

•
   No additional purchase payments, transfers or withdrawals

Assumes:

•
   Investment of $100,000

•
   5% annual appreciation

•
   Most expensive combination of underlying fund fees and expenses

•
   No optional benefits
2

•
   No sales charges

•
   No additional purchase payments, transfers or withdrawals

There are no optional benefits available under the Contract.

Lowest Annual Cost [Dollars]	$ 654
Highest Annual Cost [Dollars]	$ 1,112
Risks [Table Text Block]
	RISKS	Location in Prospectus
Risk of Loss	• You can lose money by investing in your Contract, including loss of principal.	Principal Risks of Investing In the Contract
Not a Short-Term Investment	• The Contract is not designed for short-term investing and is not appropriate for an investor who needs ready access to cash.	Principal Risks of Investing In the Contract
Risks Associated with Investment Options
•
   An investment in the Contract is subject to the risk of poor investment performance. Performance can vary depending on the performance of the investment options that you choose under the Contract (e.g., underlying funds).

•
   Each investment option (including any fixed account investment option) has its own unique risks.

•
   You should review the investment options before making an investment decision.
Principal Risks of Investing In the Contract
Insurance Company Risks
•
   An investment in the Contract is subject to risks related to TIAA Life, and any obligations, guarantees or benefits of the Contract are subject to TIAA Life’s claims-paying ability. More information about TIAA Life, including its financial strength ratings, is available upon request by visiting our website at: tiaa.org/public/.
Principal Risks of Investing In the Contract

Investment Restrictions [Text Block]
•
   We have adopted policies and procedures to discourage market timing and frequent transaction activity.

•
   We have limited the number of transfers and exchanges permitted into or out of an investment account.

•
   We reserve the right to add or close investment accounts, substitute another fund or other investment vehicles or combine investment accounts.

Optional Benefit Restrictions [Text Block]	• There are no optional benefits associated with the Contract.
Tax Implications [Text Block]
•
   You should consult with a tax professional to determine the tax implications of an investment in and purchase payments received under the Contract.

•
   Generally, you are not taxed until you begin receiving income payments from the income option you selected under Contract.

•
   Income payments you receive from the income option you selected will be subject to ordinary income tax and may be subject to tax penalties if taken before age 59
1
⁄
2
.

•
   Premium taxes may apply.

Investment Professional Compensation [Text Block]
•
	Your investment professional may receive compensation for selling this Contract to you, in the form of an additional cash benefit (e.g., a bonus). Accordingly, your investment professional may have a financial incentive to offer or recommend this Contract over another investment.
Exchanges [Text Block]
•
	Some investment professionals may have a financial incentive to offer you a new contract in place of the one you already own. You should only exchange your Contract if you determine, after comparing the features, fees, and risks of both contracts, that it is preferable for you to purchase the new contract rather than continue to own the existing contract.
Item 4. Fee Table [Text Block]
Fee and Expense Tables
The following tables describe the fees and expenses that you will pay when buying and owning the Contract. Please refer to your Contract specifications page for information about the specific fees you will pay each year based on the options you have elected.
The first table describes the fees and expenses that you will pay at the time that you buy the Contract or transfer Contract value between investment options. State premium taxes may also be deducted.
Transaction Expenses

Charge

Sales Load Imposed on Purchases (as a percentage of premiums)	None

Deferred Sales Load (or Surrender Charge) (as a percentage of premiums or amount surrendered, as applicable)	None

Exchange Fee	None
The next table describes the fees and expenses that you will pay each year during the time that you own the Contract (not including Fund fees and expenses).
Annual Contract Expenses

Charge

Administrative Expenses	None

Base Contract Expenses (as a percentage of average account value) without waiver	1.20%

Base Contract Expenses (as a percentage of average account value) with waiver 1	0.60%

1.	TIAA Life has waived 0.60% of the Mortality and Expense Risk Charge, which reduces the Total Annual Base Contract Expenses to 0.60%. TIAA Life will provide at least three months’ notice to you before it raises these charges above 0.60%.
The next table shows the minimum and maximum total operating expenses charged by the Funds that you may pay periodically during the time that you own the Contract. A complete list of the Funds available under the Contract, including their annual expenses, may be found in this prospectus under: Appendix A—“Funds Available Under The Contract”.
Annual Fund Expenses

	Minimum	Maximum
Expenses that are deducted from fund assets, including management fees, distribution and/or service (12b-1) fees and other expenses (before fee waiver/expense reimbursements)	0.09%	0.66%
Expenses that are deducted from fund assets, including management fees, distribution and/or service (12b-1) fees and other expenses (after fee waiver/expense reimbursements 1 )	0.09%	0.60%

1
Certain Funds, including the Fund with the maximum total annual fund operating expenses (before fee waiver/expense reimbursements), are subject to an expense reimbursement arrangement between such Fund and the investment adviser, which is expected to continue until at least April 30, 2024.

These Examples are presented to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include transaction expenses, annual Contract expenses, and Annual Fund Expenses.
These Examples assume a male, age 65 has elected to receive income payments beginning in year 1.
The
first Example represents $100,000 invested in a Contract with a life income option and a
10-year
guarantee, and the second Example represents $100,000 invested in a Contract with a life income option and a
20-year
guarantee, for the time periods indicated. Each Example also assumes a 5% return each year, assumes the most expensive Annual Fund Expenses and the least expensive Annual Fund Expenses, and assumes no elected optional benefits. A surrender option is not available under the Contract. Although your actual costs may be higher or lower, based on these assumptions, your cost would be:
Example 1:

Your Cost of Investing in the Contract 1, 2
	1 Year	3 Years	5 Years	10 Years
Lifetime Income with 10 Year Guarantee Period
Maximum Fund Expenses	$1,845	$5,315	$8,482	$15,001
Minimum Fund Expenses	$1,322	$3,829	$6,143	$11,000

1	This Example used the maximum contractual Annual Base Contract Charge (administrative expense charge and mortality and expense risk charge) of 1.20%.
2	A surrender option and optional benefits are not available under the Contract.
Example 2:

Your Cost of Investing in the Contract 1, 2
	1 Year	3 Years	5 Years	10 Years
Lifetime Income with 20 Year Guarantee Period .
Maximum Fund Expenses	$1,845	$5,350	$8,600	$15,554

Minimum Fund Expenses	$1,322	$3,854	$6,229	$11,407

1	This Example used the maximum contractual Annual Base Contract Charge (administrative expense charge and mortality and expense risk charge) of 1.20%.
2	A surrender option and optional benefits are not available under the Contract.

Sales Load (of Purchase Payments), Current [Percent]	0.00%
Deferred Sales Load (of Amount Surrendered), Current [Percent]	0.00%
Exchange Fee (of Other Amount), Current [Percent]	0.00%
Annual Contract Expenses [Table Text Block]
Annual Contract Expenses

Charge

Administrative Expenses	None

Base Contract Expenses (as a percentage of average account value) without waiver	1.20%

Base Contract Expenses (as a percentage of average account value) with waiver 1	0.60%

1.	TIAA Life has waived 0.60% of the Mortality and Expense Risk Charge, which reduces the Total Annual Base Contract Expenses to 0.60%. TIAA Life will provide at least three months’ notice to you before it raises these charges above 0.60%.

Administrative Expense, Current [Dollars]	$ 0
Optional Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Annual Portfolio Company Expenses [Table Text Block]
The next table shows the minimum and maximum total operating expenses charged by the Funds that you may pay periodically during the time that you own the Contract. A complete list of the Funds available under the Contract, including their annual expenses, may be found in this prospectus under: Appendix A—“Funds Available Under The Contract”.
Annual Fund Expenses

	Minimum	Maximum
Expenses that are deducted from fund assets, including management fees, distribution and/or service (12b-1) fees and other expenses (before fee waiver/expense reimbursements)	0.09%	0.66%
Expenses that are deducted from fund assets, including management fees, distribution and/or service (12b-1) fees and other expenses (after fee waiver/expense reimbursements 1 )	0.09%	0.60%

1
Certain Funds, including the Fund with the maximum total annual fund operating expenses (before fee waiver/expense reimbursements), are subject to an expense reimbursement arrangement between such Fund and the investment adviser, which is expected to continue until at least April 30, 2024.

Annuitize Example [Table Text Block]
These Examples assume a male, age 65 has elected to receive income payments beginning in year 1.
The
first Example represents $100,000 invested in a Contract with a life income option and a
10-year
guarantee, and the second Example represents $100,000 invested in a Contract with a life income option and a
20-year
guarantee, for the time periods indicated. Each Example also assumes a 5% return each year, assumes the most expensive Annual Fund Expenses and the least expensive Annual Fund Expenses, and assumes no elected optional benefits. A surrender option is not available under the Contract. Although your actual costs may be higher or lower, based on these assumptions, your cost would be:
Example 1:

Your Cost of Investing in the Contract 1, 2
	1 Year	3 Years	5 Years	10 Years
Lifetime Income with 10 Year Guarantee Period
Maximum Fund Expenses	$1,845	$5,315	$8,482	$15,001
Minimum Fund Expenses	$1,322	$3,829	$6,143	$11,000

1	This Example used the maximum contractual Annual Base Contract Charge (administrative expense charge and mortality and expense risk charge) of 1.20%.
2	A surrender option and optional benefits are not available under the Contract.
Example 2:

Your Cost of Investing in the Contract 1, 2
	1 Year	3 Years	5 Years	10 Years
Lifetime Income with 20 Year Guarantee Period .
Maximum Fund Expenses	$1,845	$5,350	$8,600	$15,554

Minimum Fund Expenses	$1,322	$3,854	$6,229	$11,407

1	This Example used the maximum contractual Annual Base Contract Charge (administrative expense charge and mortality and expense risk charge) of 1.20%.
2	A surrender option and optional benefits are not available under the Contract.

No Surrender Example [Table Text Block]
These Examples assume a male, age 65 has elected to receive income payments beginning in year 1.
The
first Example represents $100,000 invested in a Contract with a life income option and a
10-year
guarantee, and the second Example represents $100,000 invested in a Contract with a life income option and a
20-year
guarantee, for the time periods indicated. Each Example also assumes a 5% return each year, assumes the most expensive Annual Fund Expenses and the least expensive Annual Fund Expenses, and assumes no elected optional benefits. A surrender option is not available under the Contract. Although your actual costs may be higher or lower, based on these assumptions, your cost would be:
Example 1:

Your Cost of Investing in the Contract 1, 2
	1 Year	3 Years	5 Years	10 Years
Lifetime Income with 10 Year Guarantee Period
Maximum Fund Expenses	$1,845	$5,315	$8,482	$15,001
Minimum Fund Expenses	$1,322	$3,829	$6,143	$11,000

1	This Example used the maximum contractual Annual Base Contract Charge (administrative expense charge and mortality and expense risk charge) of 1.20%.
2	A surrender option and optional benefits are not available under the Contract.
Example 2:

Your Cost of Investing in the Contract 1, 2
	1 Year	3 Years	5 Years	10 Years
Lifetime Income with 20 Year Guarantee Period .
Maximum Fund Expenses	$1,845	$5,350	$8,600	$15,554

Minimum Fund Expenses	$1,322	$3,854	$6,229	$11,407

1	This Example used the maximum contractual Annual Base Contract Charge (administrative expense charge and mortality and expense risk charge) of 1.20%.
2	A surrender option and optional benefits are not available under the Contract.

Item 5. Principal Risks [Table Text Block]
PRINCIPAL RISKS OF INVESTING IN THE CONTRACT

Investing in the Contract involves risks. The following are the principal risks of an investment in the Contract. You should carefully consider the below risks in addition to the other information contained in this prospectus. Additional risks and details regarding various risk and benefits of investing in the Contract are described in relevant sections of this prospectus. The Contract may be subject to additional risks other than those identified and described in the prospectus.
Risk of Loss.
The Contract is subject to market risk (the risk that your investments and income payments may decline in value or underperform your expectations). As a result, you can lose money by investing in the Contract, including loss of principal. An investment in the Contract is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Not a Short-Term Investment.
This Contract is not appropriate as a short-term investment. It is also not appropriate for an investor who needs ready access to cash, since as a single premium annuity there is no accumulation phase. Generally, there is no opportunity to withdraw from your account value other than through selecting an income option or under, certain circumstances, opting for a commuted value lump sum payout under a guaranteed period annuity or fixed-period annuity (see, below “Receiving a
Lump-Sum
Payment”). The Contract is intended to provide income for a specific time period or for the life of an annuitant. The benefits of tax deferral also mean the Contract is more beneficial to investors with a long time horizon.
Investment Risk.
As with all variable annuities, an investment in the Contract is subject to the risk of poor investment performance of the underlying funds.
Performance
can vary depending on the performance of the underlying funds you selected available under the Contract. You bear the risk of any decline in the account balance of your Contract resulting from the performance of the underlying funds you have chosen. Your account value could decline significantly, and there is a risk of loss of the entire amount invested. You should review these investment options before making an investment decision.
Each investment option will have its own unique risks. We do not provide any investment advice and do not recommend or endorse any particular underlying fund. We do not guarantee the investment performance of the separate account or the underlying funds, and you bear the entire investment risk. Information regarding the Funds available under your Contract is provided below in this prospectus and in “Appendix A—Funds Available Under The Contract”.
Risks Associated with TIAA Life.
An investment in the Contract is subject to risks related to TIAA Life and any obligations, guarantees or benefits of the Contract are subject to TIAA Life’s financial strength and claims-paying ability. As an insurance company, we are required by state insurance regulation to hold a specified amount of reserves in order to meet the contractual obligations of our general account. In order to meet our claims-paying obligations, we monitor our reserves so that we hold amounts required under state law to cover actual or expected contract and claims payments. However, it is important to note that there is no guarantee that we will always be able to meet our claims-paying obligations, and that there are risks to purchasing any insurance product. Information about TIAA Life, including its financial strength ratings is available by visiting our website at tiaa.org/public/.
Possible Adverse Tax Consequences.
Tax considerations associated with the Contract can vary and can be complicated. Adverse tax consequences may result if contributions, distributions, and other transactions with respect to the contract are not made or effected in compliance with the law. We cannot provide detailed information on all tax aspects of the Contract. Moreover, the tax aspects that apply to a particular person’s Contract may vary depending on the facts applicable to that person and state of residence. Tax rules may change without notice. We cannot predict whether, when, or how these rules could change. Any change could affect contracts purchased before the change. We cannot predict what, if any, legislation will actually be proposed or enacted. Before making contributions to your Contract or taking other action related to your Contract, you should consult with a tax professional to determine the tax implications of an investment in, and payments received under, the Contract.
Risks Related to Cybersecurity and Certain Business Continuity Risks.
Our variable product business is highly dependent upon the effective operation of our computer systems and those of our business partners. Consequently, our business is potentially susceptible to operational and information security risks resulting from a cyber-attack. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, denial of service attacks on websites and other operational disruption and unauthorized release of confidential customer information. Cyber-attacks affecting us, any third party administrator, the underlying funds, intermediaries and other affiliated or third party service provides may adversely affect us and the value of your accumulation units. For instance, cyber-attacks may: interfere with our processing of contract transactions, including the processing orders from our website or with the underlying funds; affect our ability to calculate AUVs; cause the release and possible destruction of confidential customer or business information; impede order processing; subject us and/or our service providers and intermediaries to regulatory fines and financial losses; and/or cause reputational damage. Cyber security risks may also affect the issuers of securities in which the underlying funds invest, which may cause the funds underlying your accumulation units to lose value. There can be no assurance that we or the underlying funds or our service providers will avoid losses affecting your accumulation units that result from cyber-attacks or information security breaches in the future.
We are exposed to risks related to natural and
man-made
disasters, such as storms, fires, earthquakes, public health crises and terrorist acts, which could adversely affect our ability to administer the Contract. In the event that a natural or man-made
disaster occurs, a significant number of our workforce or certain key personnel may be unable to fulfill their duties. In addition, system outages could impair our ability to operate effectively and impair our ability to process contract transactions or to calculate contract values. We outsource certain critical business functions to third parties and, in the event of a natural or man-made
disaster, rely upon the successful implementation and execution of the business continuity planning of such entities. While we monitor the business continuity activities of these third parties, successful implementation and execution of their business continuity strategies are largely beyond our control. If one or more of the third parties to whom we outsource such critical business functions experience operational failures, our ability to administer the Contract could be impaired.
COVID-19
Risk.
The
COVID-19
pandemic has resulted in operational disruptions, as well as market volatility and general economic uncertainty. To address operational disruptions in connection with the
COVID-19
pandemic, we have implemented business continuity plans so we can continue to provide services to our customers, even as many of our employees and the employees of our service providers continue to work remotely. While these efforts have been successful to date, we continue to be subject to risks that could negatively impact our operations, including system failure, mail delivery delays, unavailability of critical personnel due to illness or other reasons related to the pandemic, and disruptions to service providers.
Significant market volatility and negative market returns have occurred during the
COVID-19
pandemic. While we are confident in our ability to manage the financial risks related to the
COVID-19
pandemic, the extent and duration of such risks cannot be predicted with certainty, and prolonged negative economic conditions could have a negative impact on our financial condition. It is possible these risks could impact our financial strength and claims-paying ability.

Item 10. Benefits Available (N-4) [Text Block]
BENEFITS AVAILABLE UNDER THE CONTRACT
There are no optional benefits associated with the Contract.
The following table summarizes information about benefits available under the Contract.

Summary of Benefits
Name of Benefit	Purpose	Standard/Optional	Maximum Fee	Brief Description of Restrictions/Limitations

Transfers	You may transfer all or part of future annuity payments from the fixed account and between the investment accounts.	Optional	None
•
Subject generally to a minimum amount of $100.
•
Transfers from the fixed account are permanent and limited by additional rules, which are discussed above under “Changing Investment Accounts and Income Change Methods”.
•
Transfers from each investment account cannot be made more frequently than once per calendar quarter.
•
Transfers are subject to our “Transfer Policies Regarding Market Timing and Frequent Trading”.

Benefits Available [Table Text Block]
The following table summarizes information about benefits available under the Contract.

Summary of Benefits
Name of Benefit	Purpose	Standard/Optional	Maximum Fee	Brief Description of Restrictions/Limitations

Transfers	You may transfer all or part of future annuity payments from the fixed account and between the investment accounts.	Optional	None
•
Subject generally to a minimum amount of $100.
•
Transfers from the fixed account are permanent and limited by additional rules, which are discussed above under “Changing Investment Accounts and Income Change Methods”.
•
Transfers from each investment account cannot be made more frequently than once per calendar quarter.
•
Transfers are subject to our “Transfer Policies Regarding Market Timing and Frequent Trading”.

Name of Benefit [Text Block]	Transfers
Purpose of Benefit [Text Block]	You may transfer all or part of future annuity payments from the fixed account and between the investment accounts.
Optional Benefit [Flag]	true
Optional Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]
•
Subject generally to a minimum amount of $100.
•
Transfers from the fixed account are permanent and limited by additional rules, which are discussed above under “Changing Investment Accounts and Income Change Methods”.
•
Transfers from each investment account cannot be made more frequently than once per calendar quarter.
•
Transfers are subject to our “Transfer Policies Regarding Market Timing and Frequent Trading”.

Name of Benefit [Text Block]	Transfers
Item 17. Portfolio Companies (N-4) [Text Block]

APPENDIX

Appendix A—Funds Available Under the Contract
The following is a list of Funds available under the Contract. Each of the Funds listed is available to you as an investment option without a restriction, unless indicated otherwise below. More information about the Funds is available in the prospectuses for the Funds, which may be amended from time to time and can be found online at https://vpx.broadridge.com/GetContract1.asp?cid=tiaavpx&fid=NRVA01516. You can also request this information at no cost by calling 800
842-2252.
The current expenses and performance information below reflects fees and expenses of the Funds, but do not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Fund’s past performance is not necessarily an indication of future performance.

Type	Fund Name and Adviser/Subadviser	Current Expenses		Average Annual Total Returns (12/31/2 2 )
				1 year	5 years	10 Years
Equity	TIAA-CREF Life Growth Equity Fund—Teachers Advisors, LLC, an indirect subsidiary of TIAA.	0.52	%*	-32.92%	7.91%	12.78%
Equity	TIAA-CREF Life Growth & Income Fund—Teachers Advisors, LLC, an indirect subsidiary of TIAA.	0.52	%*	-22.24%	7.18%	11.37%
Equity	TIAA-CREF Life International Equity Fund—Teachers Advisors, LLC, an indirect subsidiary of TIAA.	0.60	%*	-16.70%	0.03%	4.30%
Equity	TIAA-CREF Life Large-Cap Value Fund —Teachers Advisors, LLC, an indirect subsidiary of TIAA.	0.52	%*	-7.10%	6.25%	9.65%
Equity	TIAA-CREF Life Small-Cap Equity Fund—Teachers Advisors, LLC, an indirect subsidiary of TIAA.	0.53	%*	-15.63%	5.26%	10.26%
Index	TIAA-CREF Life Stock Index Fund—Teachers Advisors, LLC, an indirect subsidiary of TIAA.	0.09%		-19.18%	8.72%	12.06%
Specialty	TIAA-CREF Life Real Estate Securities Fund—Teachers Advisors, LLC, an indirect subsidiary of TIAA.	0.57	%*	-28.62%	4.87%	7.30%
Specialty	TIAA-CREF Life Social Choice Equity Fund—Teachers Advisors, LLC, an indirect subsidiary of TIAA.	0.22	%*	-17.83%	9.19%	11.91%
*	The Fund’s annual expenses reflect a temporary fee reduction. Please refer to the Fund Prospectus for additional information.

Prospectuses Available [Text Block]	The following is a list of Funds available under the Contract. Each of the Funds listed is available to you as an investment option without a restriction, unless indicated otherwise below. More information about the Funds is available in the prospectuses for the Funds, which may be amended from time to time and can be found online at https://vpx.broadridge.com/GetContract1.asp?cid=tiaavpx&fid=NRVA01516. You can also request this information at no cost by calling 800
842-2252.

Portfolio Companies [Table Text Block]
The current expenses and performance information below reflects fees and expenses of the Funds, but do not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Fund’s past performance is not necessarily an indication of future performance.

Type	Fund Name and Adviser/Subadviser	Current Expenses		Average Annual Total Returns (12/31/2 2 )
				1 year	5 years	10 Years
Equity	TIAA-CREF Life Growth Equity Fund—Teachers Advisors, LLC, an indirect subsidiary of TIAA.	0.52	%*	-32.92%	7.91%	12.78%
Equity	TIAA-CREF Life Growth & Income Fund—Teachers Advisors, LLC, an indirect subsidiary of TIAA.	0.52	%*	-22.24%	7.18%	11.37%
Equity	TIAA-CREF Life International Equity Fund—Teachers Advisors, LLC, an indirect subsidiary of TIAA.	0.60	%*	-16.70%	0.03%	4.30%
Equity	TIAA-CREF Life Large-Cap Value Fund —Teachers Advisors, LLC, an indirect subsidiary of TIAA.	0.52	%*	-7.10%	6.25%	9.65%
Equity	TIAA-CREF Life Small-Cap Equity Fund—Teachers Advisors, LLC, an indirect subsidiary of TIAA.	0.53	%*	-15.63%	5.26%	10.26%
Index	TIAA-CREF Life Stock Index Fund—Teachers Advisors, LLC, an indirect subsidiary of TIAA.	0.09%		-19.18%	8.72%	12.06%
Specialty	TIAA-CREF Life Real Estate Securities Fund—Teachers Advisors, LLC, an indirect subsidiary of TIAA.	0.57	%*	-28.62%	4.87%	7.30%
Specialty	TIAA-CREF Life Social Choice Equity Fund—Teachers Advisors, LLC, an indirect subsidiary of TIAA.	0.22	%*	-17.83%	9.19%	11.91%
*	The Fund’s annual expenses reflect a temporary fee reduction. Please refer to the Fund Prospectus for additional information.

Risk of Loss [Member]
Prospectus:
Risk [Text Block]	• You can lose money by investing in your Contract, including loss of principal.
Principal Risk [Text Block]
Risk of Loss.
The Contract is subject to market risk (the risk that your investments and income payments may decline in value or underperform your expectations). As a result, you can lose money by investing in the Contract, including loss of principal. An investment in the Contract is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

Not Short Term Investment Risk [Member]
Prospectus:
Risk [Text Block]	• The Contract is not designed for short-term investing and is not appropriate for an investor who needs ready access to cash.
Principal Risk [Text Block]
Not a Short-Term Investment.
This Contract is not appropriate as a short-term investment. It is also not appropriate for an investor who needs ready access to cash, since as a single premium annuity there is no accumulation phase. Generally, there is no opportunity to withdraw from your account value other than through selecting an income option or under, certain circumstances, opting for a commuted value lump sum payout under a guaranteed period annuity or fixed-period annuity (see, below “Receiving a
Lump-Sum
Payment”). The Contract is intended to provide income for a specific time period or for the life of an annuitant. The benefits of tax deferral also mean the Contract is more beneficial to investors with a long time horizon.

Investment Options Risk [Member]
Prospectus:
Risk [Text Block]
•
   An investment in the Contract is subject to the risk of poor investment performance. Performance can vary depending on the performance of the investment options that you choose under the Contract (e.g., underlying funds).

•
   Each investment option (including any fixed account investment option) has its own unique risks.

•
   You should review the investment options before making an investment decision.

Principal Risk [Text Block]
Investment Risk.
As with all variable annuities, an investment in the Contract is subject to the risk of poor investment performance of the underlying funds.
Performance
can vary depending on the performance of the underlying funds you selected available under the Contract. You bear the risk of any decline in the account balance of your Contract resulting from the performance of the underlying funds you have chosen. Your account value could decline significantly, and there is a risk of loss of the entire amount invested. You should review these investment options before making an investment decision.
Each investment option will have its own unique risks. We do not provide any investment advice and do not recommend or endorse any particular underlying fund. We do not guarantee the investment performance of the separate account or the underlying funds, and you bear the entire investment risk. Information regarding the Funds available under your Contract is provided below in this prospectus and in “Appendix A—Funds Available Under The Contract”.

Insurance Company Risk [Member]
Prospectus:
Risk [Text Block]
•
   An investment in the Contract is subject to risks related to TIAA Life, and any obligations, guarantees or benefits of the Contract are subject to TIAA Life’s claims-paying ability. More information about TIAA Life, including its financial strength ratings, is available upon request by visiting our website at: tiaa.org/public/.

Principal Risk [Text Block]
Risks Associated with TIAA Life.
An investment in the Contract is subject to risks related to TIAA Life and any obligations, guarantees or benefits of the Contract are subject to TIAA Life’s financial strength and claims-paying ability. As an insurance company, we are required by state insurance regulation to hold a specified amount of reserves in order to meet the contractual obligations of our general account. In order to meet our claims-paying obligations, we monitor our reserves so that we hold amounts required under state law to cover actual or expected contract and claims payments. However, it is important to note that there is no guarantee that we will always be able to meet our claims-paying obligations, and that there are risks to purchasing any insurance product. Information about TIAA Life, including its financial strength ratings is available by visiting our website at tiaa.org/public/.

Possible Adverse Tax Consequences [Member]
Prospectus:
Principal Risk [Text Block]
Possible Adverse Tax Consequences.
Tax considerations associated with the Contract can vary and can be complicated. Adverse tax consequences may result if contributions, distributions, and other transactions with respect to the contract are not made or effected in compliance with the law. We cannot provide detailed information on all tax aspects of the Contract. Moreover, the tax aspects that apply to a particular person’s Contract may vary depending on the facts applicable to that person and state of residence. Tax rules may change without notice. We cannot predict whether, when, or how these rules could change. Any change could affect contracts purchased before the change. We cannot predict what, if any, legislation will actually be proposed or enacted. Before making contributions to your Contract or taking other action related to your Contract, you should consult with a tax professional to determine the tax implications of an investment in, and payments received under, the Contract.

Risks Related to Cybersecurity and Certain Business Continuity Risks [Member]
Prospectus:
Principal Risk [Text Block]
Risks Related to Cybersecurity and Certain Business Continuity Risks.
Our variable product business is highly dependent upon the effective operation of our computer systems and those of our business partners. Consequently, our business is potentially susceptible to operational and information security risks resulting from a cyber-attack. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, denial of service attacks on websites and other operational disruption and unauthorized release of confidential customer information. Cyber-attacks affecting us, any third party administrator, the underlying funds, intermediaries and other affiliated or third party service provides may adversely affect us and the value of your accumulation units. For instance, cyber-attacks may: interfere with our processing of contract transactions, including the processing orders from our website or with the underlying funds; affect our ability to calculate AUVs; cause the release and possible destruction of confidential customer or business information; impede order processing; subject us and/or our service providers and intermediaries to regulatory fines and financial losses; and/or cause reputational damage. Cyber security risks may also affect the issuers of securities in which the underlying funds invest, which may cause the funds underlying your accumulation units to lose value. There can be no assurance that we or the underlying funds or our service providers will avoid losses affecting your accumulation units that result from cyber-attacks or information security breaches in the future.
We are exposed to risks related to natural and
man-made
disasters, such as storms, fires, earthquakes, public health crises and terrorist acts, which could adversely affect our ability to administer the Contract. In the event that a natural or man-made
disaster occurs, a significant number of our workforce or certain key personnel may be unable to fulfill their duties. In addition, system outages could impair our ability to operate effectively and impair our ability to process contract transactions or to calculate contract values. We outsource certain critical business functions to third parties and, in the event of a natural or man-made
disaster, rely upon the successful implementation and execution of the business continuity planning of such entities. While we monitor the business continuity activities of these third parties, successful implementation and execution of their business continuity strategies are largely beyond our control. If one or more of the third parties to whom we outsource such critical business functions experience operational failures, our ability to administer the Contract could be impaired.

COVID19 Risk [Member]
Prospectus:
Principal Risk [Text Block]
COVID-19
Risk.
The
COVID-19
pandemic has resulted in operational disruptions, as well as market volatility and general economic uncertainty. To address operational disruptions in connection with the
COVID-19
pandemic, we have implemented business continuity plans so we can continue to provide services to our customers, even as many of our employees and the employees of our service providers continue to work remotely. While these efforts have been successful to date, we continue to be subject to risks that could negatively impact our operations, including system failure, mail delivery delays, unavailability of critical personnel due to illness or other reasons related to the pandemic, and disruptions to service providers.
Significant market volatility and negative market returns have occurred during the
COVID-19
pandemic. While we are confident in our ability to manage the financial risks related to the
COVID-19
pandemic, the extent and duration of such risks cannot be predicted with certainty, and prolonged negative economic conditions could have a negative impact on our financial condition. It is possible these risks could impact our financial strength and claims-paying ability.

TIAA CREF Life Growth Equity Fund [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	TIAA-CREF Life Growth Equity Fund
Portfolio Company Adviser [Text Block]	Teachers Advisors, LLC, an indirect subsidiary of TIAA.
Current Expenses [Percent]	0.52%	[4]
Average Annual Total Returns, 1 Year [Percent]	(32.92%)
Average Annual Total Returns, 5 Years [Percent]	7.91%
Average Annual Total Returns, 10 Years [Percent]	12.78%
TIAA CREF Life Growth and Income Fund [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	TIAA-CREF Life Growth & Income Fund
Portfolio Company Adviser [Text Block]	Teachers Advisors, LLC, an indirect subsidiary of TIAA.
Current Expenses [Percent]	0.52%	[4]
Average Annual Total Returns, 1 Year [Percent]	(22.24%)
Average Annual Total Returns, 5 Years [Percent]	7.18%
Average Annual Total Returns, 10 Years [Percent]	11.37%
TIAA CREF Life International Equity Fund [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	TIAA-CREF Life International Equity Fund
Portfolio Company Adviser [Text Block]	Teachers Advisors, LLC, an indirect subsidiary of TIAA.
Current Expenses [Percent]	0.60%	[4]
Average Annual Total Returns, 1 Year [Percent]	(16.70%)
Average Annual Total Returns, 5 Years [Percent]	0.03%
Average Annual Total Returns, 10 Years [Percent]	4.30%
TIAA CREF Life Large Cap Value Fund [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	TIAA-CREF Life Large-Cap Value Fund
Portfolio Company Adviser [Text Block]	Teachers Advisors, LLC, an indirect subsidiary of TIAA.
Current Expenses [Percent]	0.52%	[4]
Average Annual Total Returns, 1 Year [Percent]	(7.10%)
Average Annual Total Returns, 5 Years [Percent]	6.25%
Average Annual Total Returns, 10 Years [Percent]	9.65%
A CREF Life Small Cap Equity Fund [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	TIAA-CREF Life Small-Cap Equity Fund
Portfolio Company Adviser [Text Block]	Teachers Advisors, LLC, an indirect subsidiary of TIAA.
Current Expenses [Percent]	0.53%	[4]
Average Annual Total Returns, 1 Year [Percent]	(15.63%)
Average Annual Total Returns, 5 Years [Percent]	5.26%
Average Annual Total Returns, 10 Years [Percent]	10.26%
TIAA CREF Life Stock Index Fund [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Index
Portfolio Company Name [Text Block]	TIAA-CREF Life Stock Index Fund
Portfolio Company Adviser [Text Block]	Teachers Advisors, LLC, an indirect subsidiary of TIAA.
Current Expenses [Percent]	0.09%
Average Annual Total Returns, 1 Year [Percent]	(19.18%)
Average Annual Total Returns, 5 Years [Percent]	8.72%
Average Annual Total Returns, 10 Years [Percent]	12.06%
TIAA CREF Life Real Estate Securities Fund [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Specialty
Portfolio Company Name [Text Block]	TIAA-CREF Life Real Estate Securities Fund
Portfolio Company Adviser [Text Block]	Teachers Advisors, LLC, an indirect subsidiary of TIAA.
Current Expenses [Percent]	0.57%	[4]
Average Annual Total Returns, 1 Year [Percent]	(28.62%)
Average Annual Total Returns, 5 Years [Percent]	4.87%
Average Annual Total Returns, 10 Years [Percent]	7.30%
TIAA CREF Life Social Choice Equity Fund [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Specialty
Portfolio Company Name [Text Block]	TIAA-CREF Life Social Choice Equity Fund
Portfolio Company Adviser [Text Block]	Teachers Advisors, LLC, an indirect subsidiary of TIAA.
Current Expenses [Percent]	0.22%	[4]
Average Annual Total Returns, 1 Year [Percent]	(17.83%)
Average Annual Total Returns, 5 Years [Percent]	9.19%
Average Annual Total Returns, 10 Years [Percent]	11.91%
Base Contract Expenses without waiver [Member]
Prospectus:
Base Contract Expense (of Average Account Value), Current [Percent]	1.20%
Base Contract Expenses with waiver [Member]
Prospectus:
Base Contract Expense (of Average Account Value), Current [Percent]	0.60%	[5]
Base Contract Expense, Footnotes [Text Block]	TIAA Life has waived 0.60% of the Mortality and Expense Risk Charge, which reduces the Total Annual Base Contract Expenses to 0.60%. TIAA Life will provide at least three months’ notice to you before it raises these charges above 0.60%.
Expenses that are deducted from fund assets, including management fees, distribution andor service (12b1) fees and other expenses (before fee waiverexpense reimbursements) [Member]
Prospectus:
Portfolio Company Expenses [Text Block]	Expenses that are deducted from fund assets, including management fees, distribution and/or service (12b-1) fees and other expenses (before fee waiver/expense reimbursements)
Portfolio Company Expenses Minimum [Percent]	0.09%
Portfolio Company Expenses Maximum [Percent]	0.66%
Expenses that are deducted from fund assets, including management fees, distribution andor service (12b1) fees and other expenses (after fee waiverexpense reimbursements) [Member]
Prospectus:
Portfolio Company Expenses [Text Block]	Expenses that are deducted from fund assets, including management fees, distribution and/or service (12b-1) fees and other expenses (after fee waiver/expense reimbursements 1 )	[6]
Portfolio Company Expenses Minimum [Percent]	0.09%	[6]
Portfolio Company Expenses Maximum [Percent]	0.60%	[6]
Portfolio Company Expenses, Footnotes [Text Block]	Certain Funds, including the Fund with the maximum total annual fund operating expenses (before fee waiver/expense reimbursements), are subject to an expense reimbursement arrangement between such Fund and the investment adviser, which is expected to continue until at least April 30, 2024.
Lifetime Income with 10 Year Guarantee Period [Member]
Prospectus:
Annuitized Expense, 1 Year, Maximum [Dollars]	$ 1,845	[7],[8]
Annuitized Expense, 1 Year, Minimum [Dollars]	1,322	[7],[8]
Annuitized Expense, 3 Years, Maximum [Dollars]	5,315	[7],[8]
Annuitized Expense, 3 Years, Minimum [Dollars]	3,829	[7],[8]
Annuitized Expense, 5 Years, Maximum [Dollars]	8,482	[7],[8]
Annuitized Expense, 5 Years, Minimum [Dollars]	6,143	[7],[8]
Annuitized Expense, 10 Years, Maximum [Dollars]	15,001	[7],[8]
Annuitized Expense, 10 Years, Minimum [Dollars]	11,000	[7],[8]
No Surrender Expense, 1 Year, Maximum [Dollars]	1,845	[7],[8]
No Surrender Expense, 1 Year, Minimum [Dollars]	1,322	[7],[8]
No Surrender Expense, 3 Years, Maximum [Dollars]	5,315	[7],[8]
No Surrender Expense, 3 Years, Minimum [Dollars]	3,829	[7],[8]
No Surrender Expense, 5 Years, Maximum [Dollars]	8,482	[7],[8]
No Surrender Expense, 5 Years, Minimum [Dollars]	6,143	[7],[8]
No Surrender Expense, 10 Years, Maximum [Dollars]	15,001	[7],[8]
No Surrender Expense, 10 Years, Minimum [Dollars]	11,000	[7],[8]
Lifetime Income with 20 Year Guarantee Period. [Member]
Prospectus:
Annuitized Expense, 1 Year, Maximum [Dollars]	1,845	[7],[8]
Annuitized Expense, 1 Year, Minimum [Dollars]	1,322	[7],[8]
Annuitized Expense, 3 Years, Maximum [Dollars]	5,350	[7],[8]
Annuitized Expense, 3 Years, Minimum [Dollars]	3,854	[7],[8]
Annuitized Expense, 5 Years, Maximum [Dollars]	8,600	[7],[8]
Annuitized Expense, 5 Years, Minimum [Dollars]	6,229	[7],[8]
Annuitized Expense, 10 Years, Maximum [Dollars]	15,554	[7],[8]
Annuitized Expense, 10 Years, Minimum [Dollars]	11,407	[7],[8]
No Surrender Expense, 1 Year, Maximum [Dollars]	1,845	[7],[8]
No Surrender Expense, 1 Year, Minimum [Dollars]	1,322	[7],[8]
No Surrender Expense, 3 Years, Maximum [Dollars]	5,350	[7],[8]
No Surrender Expense, 3 Years, Minimum [Dollars]	3,854	[7],[8]
No Surrender Expense, 5 Years, Maximum [Dollars]	8,600	[7],[8]
No Surrender Expense, 5 Years, Minimum [Dollars]	6,229	[7],[8]
No Surrender Expense, 10 Years, Maximum [Dollars]	15,554	[7],[8]
No Surrender Expense, 10 Years, Minimum [Dollars]	$ 11,407	[7],[8]

[1]	Deducted daily as a percentage of average account value.
[2]	As a percentage of net assets.
[3]	There are no optional benefits available under the Contract.
[4]	The Fund’s annual expenses reflect a temporary fee reduction. Please refer to the Fund Prospectus for additional information.
[5]	TIAA Life has waived 0.60% of the Mortality and Expense Risk Charge, which reduces the Total Annual Base Contract Expenses to 0.60%. TIAA Life will provide at least three months’ notice to you before it raises these charges above 0.60%.
[6]	Certain Funds, including the Fund with the maximum total annual fund operating expenses (before fee waiver/expense reimbursements), are subject to an expense reimbursement arrangement between such Fund and the investment adviser, which is expected to continue until at least April 30, 2024.
[7]	A surrender option and optional benefits are not available under the Contract.
[8]	This Example used the maximum contractual Annual Base Contract Charge (administrative expense charge and mortality and expense risk charge) of 1.20%.